Dividends	12 Months Ended
Dec. 31, 2018
Disclosure of dividends [Abstract]
Dividends
DIVIDENDS

	Year ended December 31,
	2018	2017	2016
	US$ in millions
2018 interim dividend of HK$0.99 (equivalent to US$0.127) per ordinary share declared on January 18, 2019 and paid	$1,023	$—	$—
2018 final dividend of HK$1.00 (equivalent to US$0.127) per ordinary share declared on March 15, 2019	1,033	—	—
2017 interim dividend of HK$0.99 (equivalent to US$0.127) per ordinary share declared on January 19, 2018 and paid	—	1,023	—
2017 final dividend of HK$1.00 (equivalent to US$0.127) per ordinary share declared on May 25, 2018 and paid	—	1,030	—
2016 interim dividend of HK$0.99 (equivalent to US$0.128) per ordinary share declared on January 20, 2017 and paid	—	—	1,030
2016 final dividend of HK$1.00 (equivalent to US$0.129) per ordinary share declared on May 26, 2017 and paid	—	—	1,039
	$2,056	$2,053	$2,069

On January 18, 2019, the Board declared an interim dividend of HK$0.99 (equivalent to US$0.127) per share, payable to Shareholders of the Company whose names appeared on the register of members of the Company on February 4, 2019. The interim dividend, amounting in aggregate to HK$8.0 billion (equivalent to US$1.02 billion), was paid on February 22, 2019.
On March 15, 2019, the Board proposed the payment of a final dividend of HK$1.00 (equivalent to US$0.127) per share, which is subject to the approval of the Shareholders at the forthcoming annual general meeting. Based on the ordinary shares in issue as at February 28, 2019, the total amount of the final dividend to be distributed is estimated to be approximately HK$8.08 billion (equivalent to US$1.03 billion).
Both the interim and final dividends referred to above have not been recognized as a liability as at the years ended December 31, 2018, 2017 and 2016. They will be reflected as appropriations of reserves during 2019, 2018 and 2017, respectively.